FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09297

Nuveen Quality Municipal Income Fund

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

David J. Lamb – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: October 31

Date of reporting period: June 30, 2022

Item 1. Proxy Voting Record

FORM N-PX

ICA File Number:  811-09297

Registrant Name:  Nuveen Quality Municipal Income Fund

Reporting Period:  07/01/2021 - 06/30/2022

Nuveen Quality Municipal Income Fund

BLACKROCK MUNIHOLDINGS FUND, INC. Meeting Date: JUL 29, 2021 Record Date: JUN 01, 2021 Meeting Type: ANNUAL
Ticker: MHD Security ID: 09253N104
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Michael J. Castellano	Management	For	For
1.2	Elect Director Richard E. Cavanagh	Management	For	For
1.3	Elect Director Cynthia L. Egan	Management	For	For
1.4	Elect Director Robert Fairbairn	Management	For	For
1.5	Elect Director Stayce Harris	Management	For	For
1.6	Elect Director J. Phillip Holloman	Management	For	For
1.7	Elect Director R. Glenn Hubbard	Management	For	For
1.8	Elect Director Catherine A. Lynch	Management	For	For
1.9	Elect Director John M. Perlowski	Management	For	For
1.10	Elect Director Karen P. Robards	Management	For	For

INVESCO QUALITY MUNICIPAL INCOME TRUST Meeting Date: AUG 06, 2021 Record Date: MAY 10, 2021 Meeting Type: ANNUAL
Ticker: IQI Security ID: 46133G107
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Jack M. Fields	Management	For	For
1.2	Elect Director Martin L. Flanagan	Management	For	For
1.3	Elect Director Elizabeth Krentzman	Management	For	For
1.4	Elect Director Robert C. Troccoli	Management	For	For
1.5	Elect Director James D. Vaughn	Management	For	For

END NPX REPORT

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Quality Municipal Income Fund

By	/s/ David J. Lamb
David J. Lamb – Chief Administrative Officer

Date

August 22, 2022